Financial Instruments - Financial Instrument Risk Management Objectives and Policies (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
Financial Instruments
Carrying amount	€ 205,548	€ 353,260
Percentage of cash and cash equivalents and fixed term deposits are held with a single financial institution	52.00%	83.00%
Impairment loss		€ 260
Fixed term deposit
Financial Instruments
Credit impaired	€ 20,000		€ 120,000
Credit Risk | BBB- to AAA
Financial Instruments
Impairment loss	135	260
Carrying amount	205,683	253,601
Credit impaired	0	0
Impairment loss	135	260
Credit Risk | Cash and cash equivalents
Financial Instruments
Impairment loss	59	3
Carrying amount	179,640	129,859
Credit impaired	0	0
Credit Risk | Fixed term deposit
Financial Instruments
Impairment loss	30	256
Carrying amount	20,017	119,920
Credit impaired	0	0
Impairment loss	131	260
Reversal of impairment loss allowance	256	0
Credit Risk | Security deposits
Financial Instruments
Impairment loss	46	1
Carrying amount	6,026	3,822
Credit impaired	0	0
Liquidity Risk | Year one
Financial Instruments
Lease liabilities	2,970	2,356
Trade and other payables	33,658	35,335
Liquidity Risk | Year two
Financial Instruments
Lease liabilities	2,457	2,705
Trade and other payables	1,974	29
Liquidity Risk | Year 3-5
Financial Instruments
Lease liabilities	6,463	8,001
Trade and other payables	€ 2,770	3,498
Liquidity Risk | Later than five years [member]
Financial Instruments
Lease liabilities		€ 2,187